Derivative Instruments (Detail)	3 Months Ended				0 Months Ended	12 Months Ended						6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended											3 Months Ended
	Mar. 28, 2014 USD ($)	Sep. 27, 2013 USD ($)	Sep. 28, 2012 USD ($)	Nov. 01, 2007 Yen denominated term loans [Member] Term loan JPY (¥)	Mar. 28, 2014 Designated as hedging instrument Cash flow hedging USD ($)	Sep. 27, 2013 Designated as hedging instrument Cash flow hedging USD ($)	Mar. 28, 2014 Designated as hedging instrument Cash flow hedging Interest rate swap agreements Swap USD ($)	Sep. 27, 2013 Designated as hedging instrument Cash flow hedging Interest rate swap agreements Swap USD ($)	Sep. 28, 2012 Designated as hedging instrument Cash flow hedging Interest rate swap agreements Swap USD ($)	Mar. 28, 2014 Designated as hedging instrument Cash flow hedging Interest rate swap agreements Swap Subsequent Event USD ($)	Sep. 27, 2013 Designated as hedging instrument Cash flow hedging Interest rate swap agreements Swap Subsequent Event USD ($)	Mar. 28, 2014 Designated as hedging instrument Cash flow hedging Cross currency swap agreements Swap USD ($)	Mar. 29, 2013 Designated as hedging instrument Cash flow hedging Cross currency swap agreements Swap USD ($)	Sep. 27, 2013 Designated as hedging instrument Cash flow hedging Cross currency swap agreements Swap USD ($)	Sep. 28, 2012 Designated as hedging instrument Cash flow hedging Cross currency swap agreements Swap USD ($)	Mar. 28, 2014 Designated as hedging instrument Cash flow hedging Cross Currency Swap Agreements Swap Interest and other financing costs, net USD ($)	Sep. 27, 2013 Designated as hedging instrument Cash flow hedging Cross Currency Swap Agreements Swap Interest and other financing costs, net USD ($)	Sep. 28, 2012 Designated as hedging instrument Cash flow hedging Cross Currency Swap Agreements Swap Interest and other financing costs, net USD ($)	Mar. 28, 2014 Not designated as hedging instrument Cross Currency Swap Agreements USD ($)	Mar. 29, 2013 Not designated as hedging instrument Cross Currency Swap Agreements USD ($)	Mar. 28, 2014 Not designated as hedging instrument Cross Currency Swap Agreements USD ($)	Mar. 29, 2013 Not designated as hedging instrument Cross Currency Swap Agreements USD ($)	Sep. 27, 2013 Not designated as hedging instrument Cross Currency Swap Agreements USD ($)	Sep. 27, 2013 Not designated as hedging instrument Gasoline and Diesel Fuel Agreements Swap USD ($) gal	Sep. 28, 2012 Not designated as hedging instrument Gasoline and Diesel Fuel Agreements Swap USD ($)	Mar. 28, 2014 Not designated as hedging instrument Gasoline and Diesel Fuel Agreements Swap gal	Mar. 28, 2014 Not designated as hedging instrument Foreign exchange forward Forward Contracts CAD	Mar. 28, 2014 Not designated as hedging instrument Foreign exchange forward Forward Contracts EUR (€)	Mar. 28, 2014 Not designated as hedging instrument Foreign exchange forward Forward Contracts GBP (£)	Sep. 27, 2013 Not designated as hedging instrument Foreign exchange forward Forward Contracts CAD	Sep. 27, 2013 Not designated as hedging instrument Foreign exchange forward Forward Contracts EUR (€)	Sep. 27, 2013 Not designated as hedging instrument Foreign exchange forward Forward Contracts GBP (£)	Sep. 27, 2013 Not designated as hedging instrument Foreign exchange forward Forward Contracts SEK	Mar. 28, 2014 Not designated as hedging instrument Cash flow hedging Interest rate swap agreements Swap USD ($)
Derivative [Line Items]
Notional amount of derivative							$ 2,400,000,000	$ 1,300,000,000	$ 1,000,000,000	$ 500,000,000	$ 600,000,000	$ 75,400,000		$ 160,000,000													43,800,000	€ 28,700,000	£ 8,200,000	16,000,000	€ 95,900,000	£ 45,800,000	26,600,000
Accumulated other comprehensive income (loss), changes from cash flow hedges net of tax	(22,300,000)	(23,994,000)	(33,106,000)				(16,600,000)	(20,500,000)	(28,100,000)			(5,700,000)		(3,500,000)	(5,000,000)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments												7,600,000	1,500,000	1,000,000	(8,100,000)
Amount reclassified to foreign currency denominated hedge												(5,300,000)	(4,100,000)	(4,000,000)	10,000,000
Loss on cash flow hedge ineffectiveness																3,200,000	3,200,000	3,600,000
Gain (loss) on derivative instruments, pretax																			3,600,000	1,500,000	5,800,000	2,200,000	3,000,000	(700,000)	700,000
Nonmonetary notional amount of derivative																								200,000		3,400,000
Long-term Debt				5,422,000,000
Gain (loss) on cash flow hedge to be reclassifed within twelve months					17,200,000	17,000,000
Derivative Instruments loss Recognized in Other comprehensive income Dedesignation																																		22,800,000
Notional value matured	$ 82,700,000
Notional Value during period																										4,900,000